Document And Entity Information	Aug. 01, 2022
Document And Entity Information [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 01, 2022
Entity Registrant Name	BANK OF THE JAMES FINANCIAL GROUP, INC.
Entity File Number	001-35402
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	20-0500300
Entity Address, Address Line One	828 Main Street
Entity Address, City or Town	Lynchburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24504
City Area Code	434
Local Phone Number	846-2000
Entity Central Index Key	0001275101
Written communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.14 par value
Trading Symbol	BOTJ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Explanatory NoteThis Amendment No. 1 to Current Report on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K filed by Bank of the James Financial Group, Inc. (the “Company”) on August 4, 2022 (the “Initial Filing”), which disclosed the appointment of Eric J. Sorenson, Jr. as Executive Vice President-General Counsel of Bank of the James (the “Bank”), the wholly-owned bank subsidiary of the Company. At the time of the initial filing, the terms of the Salary Continuation Agreement and Mr. Sorenson had not been finalized. This Amendment is being filed to provide a summary of the terms of the Salary Continuation Agreement.